Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 1,239.9	$ 1,257.4	$ 1,075.2
Accumulated impairment loss	513.4	513.4	513.4
Finite-lived:
Gross	443.4	442.5
Accumulated Amortization	299.8	266.6
Net	143.6	175.9
Indefinite-lived:
Gross	150.8	150.6
Accumulated Amortization	0.0	0.0
Net	150.8	150.6
Total intangible assets
Gross	594.2	593.1
Accumulated Amortization	299.8	266.6
Net	294.4	326.5
Amortization expense related to intangibles	36.0	32.8	$ 33.4
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	32.6
2018	29.7
2019	25.8
2020	20.9
2021	$ 10.5
Income approach weight for goodwill impairment for certain reporting units	75.00%
Market approach weight for goodwill impairment for certain reporting units	25.00%
Minimum
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Discount rate for goodwill impairment test (as a percent)	10.80%
Maximum
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Discount rate for goodwill impairment test (as a percent)	15.30%
Tradenames
Indefinite-lived:
Gross	$ 52.0	54.0
Accumulated Amortization	0.0	0.0
Net	52.0	54.0
Accumulated impairment loss	139.5	139.5
Reacquired franchise rights
Indefinite-lived:
Gross	98.8	96.6
Accumulated Amortization	0.0	0.0
Net	98.8	96.6
Customer relationships
Finite-lived:
Gross	426.2	425.6
Accumulated Amortization	287.2	256.7
Net	$ 139.0	168.9
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Weighted-average useful lives	13 years
Other
Finite-lived:
Gross	$ 17.2	16.9
Accumulated Amortization	12.6	9.9
Net	$ 4.6	$ 7.0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Weighted-average useful lives	4 years